Restricted Cash and Investments (Tables)	12 Months Ended
Jun. 30, 2021
Restricted Cash and Investments [Abstract]
Restricted Cash and Investment

	SA Rand
Figures in million	2021	2020
Restricted cash	216	169
Restricted investments	5 083	3 535
Total restricted cash and investments	5 299	3 704
Current portion of restricted cash and investments	67	62
Non-current portion of restricted cash and investments	5 232	3 642

Schedule of Restricted Cash

	SA Rand
Figures in million	2021	2020
Non-current (a)	149	107
Current (b)	67	62
Total restricted cash	216	169

(a)    The amount primarily relates to funds set aside to serve as collateral against guarantees made to the Department of Mineral Resources and Energy (DMRE) in South Africa for environmental and rehabilitation obligations. Refer to note 26. The funds are invested in short-term money market funds and call accounts.

(b)    Cash of R23 million (2020: R22 million) relates to monies released from the environmental trusts as approved by the DMRE which may only be used for further rehabilitation. Cash of R29 million (2020: R32 million) relates to monies set aside for affected communities in the group’s PNG operations. Cash of R15 million (2020: R8 million) relates to monies held by Harmony Gold Community Trust.

Schedule of Restricted Investments

	SA Rand
Figures in million	2021	2020
Investments held by environmental trust funds	5 064	3 513
Investments held by the Social Trust Fund	19	22
Total restricted investments (non-current)	5 083	3 535

Restricted Investments, Environmental Trust Fund
The environmental trust funds consist of:

	SA Rand
Figures in million	2021	2020
Fixed deposits	3 091	2 632
Cash and cash equivalents	124	66
Equity-linked deposits	1 325	815
Government bonds	225	—
Equity investments	252	—
Collective investment scheme (unit trusts)	47	—
Total environmental trust funds	5 064	3 513

Reconciliation of Movement in Investments Held by Environmental Trust Funds
The environmental trust funds consist of:

	SA Rand
Figures in million	2021	2020
Fixed deposits	3 091	2 632
Cash and cash equivalents	124	66
Equity-linked deposits	1 325	815
Government bonds	225	—
Equity investments	252	—
Collective investment scheme (unit trusts)	47	—
Total environmental trust funds	5 064	3 513
The increase in the balance relates primarily to the acquisition of the Mponeng operations and related assets.

Reconciliation of the movement in the investments held by environmental trust funds:

	SA Rand
Figures in million	2021	2020
Balance at beginning of year	3 513	3 273
Acquisition (a)	1 268	—
Interest income	174	163
Fair value gain	138	77
Dividend received	5	—
Equity-linked deposits acquired/(matured)	400	(490)
(Maturity)/acquisition of fixed deposits	(428)	456
Net transfer of cash and cash equivalents	28	34
Withdrawal of funds for rehabilitation work performed	(34)	—
Balance at end of year	5 064	3 513
(a)    Refer to note 14 for further detail on the acquisition of Mponeng operations and related assets. These funds were invested in money market, unit trusts, listed equity securities and government bonds.